Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2025
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
20)
TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets and Liabilities

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2024	2025
Deductible temporary differences	461	771
Tax losses carry forwards	30,493	10,905
Total	30,954	11,676

During the years ended March 31, 2023, 2024 and 2025, the Company did not recognize deferred tax assets on tax losses carried forward and other temporary differences mainly related to share based payments and employee benefits related to some entities of the Group, because it is not probable that future taxable profits will be available against which these items can be utilized. However, deferred tax assets have been recognised only to the extent of deferred tax liabilities in such cases. The above tax losses (including unabsorbed depreciation) as at March 31, 2025 in the subsidiaries will expire at various dates ranging from 2026 to 2043 except for the tax losses and unabsorbed depreciation amounting to USD 4,233 (March 31, 2024: USD 4,299), which can be carried forward for an indefinite period.

As at March 31, 2025, no deferred tax liability was recognised on temporary difference of USD 2,909 (March 31, 2024: USD 4,956) related to investment in subsidiaries, as the Company controls the dividend policy of its subsidiary i.e. the Company controls the timing of reversal of the related taxable temporary differences and management is satisfied that they will not reverse in the foreseeable future.

Recognized Deferred Tax Assets and Liabilities

During the year ended March 31, 2024 the management revised its estimates of future taxable profits, since business operations of the Company along with revenue, result from operating activities and profitability had consistently improved significantly during the years ended March 31, 2023 and March 31, 2024 post COVID-19 pandemic, coupled with Company's continued focus on optimizing costs by leveraging highly variable and more efficient fixed cost structure. As a result, the Company recognised the tax effect of USD 601,200 of previously unrecognised tax losses and deductible temporary differences (tax impact: USD 151,310) because management considered it probable that future taxable profits would be available against which such losses can be used.

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2024	2025	2024	2025	2024	2025
Particulars	Assets		Liabilities		Net
Property, plant and equipment	1,249	1,406	(3,062)	(2,701)	(1,813)	(1,295)
Intangible assets, excluding goodwill	—	—	(7,239)	(4,406)	(7,239)	(4,406)
Trade and other receivables	870	974	—	—	870	974
Other current assets	3,037	2,965	—	—	3,037	2,965
Convertible notes	—	—	(4,314)	(2,367)	(4,314)	(2,367)
Employee benefits	2,704	3,428	—	—	2,704	3,428
Other current liabilities	1,949	1,666	—	—	1,949	1,666
Lease liabilities	3,767	3,465	—	—	3,767	3,465
Trade and other payables	1,825	859	—	—	1,825	859
Contract liabilities	240	513	—	—	240	513
Share based payments	23,627	24,534	—	—	23,627	24,534
Tax loss carry forwards	99,953	73,626	—	—	99,953	73,626
Others	—	—	(43)	(57)	(43)	(57)
Deferred tax assets/ (liabilities) before set off	139,221	113,436	(14,658)	(9,531)	124,563	103,905
Set off	(9,904)	(7,005)	9,904	7,005	—	—
Net deferred tax assets/(liabilities)	129,317	106,431	(4,754)	(2,526)	124,563	103,905

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2023	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2024
Property, plant and equipment	(3,381)	—	1,556	—	12	(1,813)
Intangible assets, excluding goodwill	(11,315)	(189)	4,307	—	(42)	(7,239)
Trade and other receivables	43	—	876	—	(49)	870
Other current assets	—	—	3,015	—	22	3,037
Convertible notes	(2,082)	—	(2,232)	—	—	(4,314)
Employee benefits	86	—	2,399	248	(29)	2,704
Other non-current liabilities	10	—	(10)	—	—	—
Other current liabilities	—	—	1,924	—	25	1,949
Lease liabilities	3,467	—	325	—	(25)	3,767
Trade and other payables	—	—	1,831	—	(6)	1,825
Contract liabilities	—	—	241	—	(1)	240
Share based payments	—	—	23,786	—	(159)	23,627
Tax losses carry forwards	12,350	—	88,179	—	(576)	99,953
Others	—	—	(48)	—	5	(43)
Total	(822)	(189)	126,149	248	(823)	124,563

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2024	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2025
Property, plant and equipment	(1,813)	—	479	—	39	(1,295)
Intangible assets, excluding goodwill	(7,239)	—	2,681	—	152	(4,406)
Trade and other receivables	870	—	127	—	(23)	974
Other current assets	3,037	—	4	—	(76)	2,965
Convertible notes	(4,314)	—	1,947	—	—	(2,367)
Employee benefits	2,704	—	603	197	(76)	3,428
Other current liabilities	1,949	—	(237)	—	(46)	1,666
Lease liabilities	3,767	—	(211)	—	(91)	3,465
Trade and other payables	1,825	—	(930)	—	(36)	859
Contract liabilities	240	—	282	—	(9)	513
Share based payments	23,627	—	1,510	—	(603)	24,534
Tax losses carry forwards	99,953	—	(24,099)	—	(2,228)	73,626
Others	(43)	—	(16)	—	2	(57)
Total	124,563	—	(17,860)	197	(2,995)	103,905

In March 2024, the Company filed a composite scheme of amalgamation and arrangement between subsidiaries of the Group, MakeMyTrip (India) Private Limited ("MMT India") and Redbus India Private Limited ("RB India") whereby RB India as an entity is proposed to be amalgamated with MMT India with the appointed date of April 1, 2024, subject to necessary approval from the National Company Law Tribunal and other relevant regulatory authorities. As these approvals are substantive in nature, the related financial statement impact will be taken in the year in which such approvals will be obtained. If this scheme gets approved, the Company estimates that it will not be able to take the benefits of the recognised deferred tax assets to the extent of USD 9,829 on the carry forward losses (including unabsorbed depreciation) as these losses will no longer be available for utilization.